ERShares Entrepreneur 30 ETF	March 31, 2020 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	25.4%
Consumer Discretionary	12.5%
Energy	0.6%
Financials	15.3%
Health Care	12.4%
Technology	33.8%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of March 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund's total net assets.

Schedule of Investments

Shares		Fair Value
Common Stocks — 99.6%
Communications — 25.3%
5,131	Alphabet, Inc., Class A †	$5,961,964
33,844	Facebook, Inc., Class A †	5,645,179
14,377	Netflix, Inc. †	5,398,564
8,577	Trade Desk, Inc. (The), Class A †	1,655,361
88,411	Twitter, Inc. †	2,171,374
13,741	VeriSign, Inc. †	2,474,617
		23,307,059
Consumer Discretionary — 12.4%
4,293	Amazon.com, Inc. †	8,370,148
29,635	Copart, Inc. †	2,030,590
25,055	Las Vegas Sands Corp.	1,064,086
		11,464,824
Energy — 0.6%
74,654	Continental Resources, Inc.	570,357
Financials — 15.3%
7,879	BlackRock, Inc.	3,466,524
4,870	FleetCor Technologies, Inc. †	908,450
51,443	Intercontinental Exchange, Inc.	4,154,022
40,424	Prologis, Inc.	3,248,877
44,502	Square, Inc., Class A †	2,331,015
		14,108,888
Health Care — 12.3%
35,893	Ionis Pharmaceuticals, Inc. †	1,697,021
12,673	Masimo Corp. †	2,244,642
9,121	Regeneron Pharmaceuticals, Inc. †	4,453,693
25,902	Seattle Genetics, Inc. †	2,988,573
		11,383,929
Technology — 33.7%
11,770	Arista Networks, Inc. †	2,384,014
4,477	CoStar Group, Inc. †	2,628,939
10,375	EPAM Systems, Inc. †	1,926,223
23,470	Fortinet, Inc. †	2,374,460
7,337	Microsoft Corp.	1,157,118
19,640	NVIDIA Corp.	5,177,104
20,349	Okta, Inc. †	2,487,869
8,839	Paycom Software, Inc. †	1,785,566
26,822	Salesforce.com, Inc. †	3,861,832
41,314	SS&C Technologies Holdings, Inc.	1,810,379
18,966	Synopsys, Inc. †	2,442,631
19,431	Veeva Systems, Inc., Class A †	3,038,425
		31,074,560
Total Common Stocks (Cost $87,459,387)		$91,909,617
Total Investments — 99.6%
(Cost $87,459,387)		$91,909,617
Other Assets less Liabilities — 0.4%		336,670
Net Assets — 100.0%		$92,246,287

†	Non-income producing security

ERShares Non-US Small Cap ETF	March 31, 2020 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	10.1%
Consumer Discretionary	21.9%
Consumer Staples	5.8%
Energy	2.9%
Financials	12.1%
Health Care	11.8%
Industrials	4.9%
Materials	2.7%
Technology	27.8%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of March 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund's total net assets.

Schedule of Investments

Shares		Fair Value
Common Stocks — 92.3%
Communications — 9.3%
8,556	51job, Inc. ADR †	$525,253
49,015	carsales.com, Ltd.	352,193
2,479,994	Plan B Media PCL	220,169
22,268	SEEK, Ltd.	203,491
4,949	Wix.com, Ltd. †	498,958
		1,800,064
Consumer Discretionary — 20.2%
128,500	Best World International, Ltd. (a)	122,954
144,533	boohoo Group PLC †	339,980
1,743,923	Bosideng International Holdings, Ltd.	405,063
4,688	Cimpress PLC †	249,402
35,145	Dunelm Group PLC	304,402
25,701	Flight Centre Travel Group, Ltd.	162,261
90,811	Frasers Group PLC †	204,618
205,650	Harvey Norman Holdings, Ltd.	377,607
7,032	Jins Holdings, Inc.	385,064
93,186	Kogan.com, Ltd.	302,335
486,649	Nagacorp, Ltd.	492,632
15,235	Raksul, Inc. †	328,846
42,907	S-Pool, Inc.	217,480
		3,892,644
Consumer Staples — 5.4%
22,109	Fancl Corp.	493,688
36,592	Fevertree Drinks PLC	545,698
		1,039,386
Energy — 2.6%
26,399	Geopark, Ltd.	186,641
3,949	Solaredge Technologies, Inc. †	323,344
		509,985
Financials — 11.2%
24,679	Afterpay, Ltd. †	286,978
17,343	First National Financial Corp.	307,104
9,691	GMO Payment Gateway, Inc.	679,198
19,383	Noah Holdings, Ltd. ADR †	501,244
154,268	Samhallsbyggnadsbolaget I Norden AB	295,742
17,184	Tricon Capital Group, Inc.	84,131
		2,154,397
Health Care — 10.9%
488,356	3SBio, Inc. †	502,395
39,027	Abcam PLC	550,518
7,238	Cellavision AB	177,784
435,005	China Medical System Holdings, Ltd.	465,352
9,769	CRISPR Therapeutics AG †	414,303
		2,110,352
Industrials — 4.5%
39,313	Homeserve PLC	512,074
26,111	Instalco AB	295,152
1,165	Isra Vision AG †	63,698
		870,924
Materials — 2.5%
790,403	Lee & Man Paper Manufacturing, Ltd.	474,084
Technology — 25.7%
9,420	Akatsuki, Inc.	314,269
13,043	Audiocodes, Ltd.	311,597
890	BTS Group AB, Class B Shares	15,558
325	Craneware PLC (a)	7,729
5,496	CyberArk Software, Ltd. †	470,238
4,700	Devoteam SA	300,751
16,583	Frontier Developments PLC †	252,460
4,755	Globant SA †	417,869
458,320	Hi-P International, Ltd.	274,717
32,890	Pro Medicus, Ltd.	388,740
18,811	Radware, Ltd. †	396,348
27,903	Real Matters, Inc. †	277,583
6,170	SHIFT, Inc. †	399,386
17,158	Sinch AB †	663,454
1,307	Team17 Group PLC †	9,319
95,027	Technology One, Ltd.	459,013
		4,959,031
Total Common Stocks (Cost $23,525,087)		$17,810,867
Total Investments — 92.3%
(Cost $23,525,087)		$17,810,867
Other Assets less Liabilities — 7.7%		1,480,545
Net Assets — 100.0%		$19,291,412

†	Non-income producing security
(a)	This security has been deemed illiquid and represents 0.68% of the Fund’s net assets.

ERShares Non-US Small Cap ETF	March 31, 2020 (Unaudited)

ADR — American Depositary Receipt PCL — Public Company Limited PLC — Public Limited Company

Schedule of Investments Country of Risk Table

	Value	Percentage of Fair Value
Argentina	$417,869	2.4%
Australia	2,532,618	14.2
Cambodia	492,632	2.8
Canada	668,818	3.8
Chile	186,641	1.1
China	1,994,244	11.2
France	300,751	1.7
Germany	63,698	0.4
Hong Kong	879,147	4.9
Ireland	249,402	1.4
Israel	2,000,485	11.2
Japan	2,817,931	15.8
Singapore	397,671	2.2
Sweden	1,447,690	8.1
Switzerland	414,303	2.3
Thailand	220,169	1.2
United Kingdom	2,726,798	15.3
Total	$17,810,867	100.0%